SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 31, 2021	Dec. 17, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Operating lease agreements description			The Company has entered into operating lease agreements for principal executive office in Tokyo, Japan since November 2010, and extend the lease period for every two years. The current lease agreement will be expire in November 2021. Additionally, the Company has entered into operating lease agreements for an office in Hangzhou, Zhejiang, China with lease period expiring on July 31, 2021.
Lease expiration period			Jul. 31, 2021
UTStarcom Hong Kong Holdings Ltd. | Eagle Field Holding Limited
Subsequent Event [Line Items]
Equity interest percentage		14.00%
Impairment loss on investment			$ 1.0
UTStarcom Hong Kong Holdings Ltd. | Eagle Field Holding Limited | Subsequent Event
Subsequent Event [Line Items]
Aggregate cash consideration	$ 2.1
Amount received from buyer	$ 2.1
Tokyo, Japan
Subsequent Event [Line Items]
Lease expiration period			Nov. 14, 2021